NEW ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS New Accounting Pronouncements Not Yet Adopted